Financial Instruments - Financial Assets Recorded at FVTOCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial instruments [Abstract]
Unrealized net gains on short-term investments, other than equity securities	$ 0	$ 993
Reclassification adjustment for realized gains on short-term investments, other than equity securities	(208)	(788)
Unrealized gains (losses) on financial assets recorded at fair value through other comprehensive income	$ (208)	$ 205